ESTIMATION OF FAIR VALUE (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 COP ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 $ / ton	Dec. 31, 2017 $ / ton	Dec. 31, 2016 $ / ton	Dec. 31, 2016 $ / ton
Disclosure Of Estimations of Fair Value [Line Items]
Range of growth rate	3.00%	3.00%	1.00%	1.00%
Weighted average cost of capital, significant unobservable inputs, assets	9.20%	9.20%	8.42%	8.42%
Price of natural rubber	$ 4.6	$ 1,542	$ 5.5	$ 1,816	$ 6.7	$ 2,136
Price of african palm per ton								650.58	1.9	606.20	1.8
Financial assets at fair value through profit or loss	$ 4,799,696.0		$ 4,091,516.0				$ 1,608,400,000
Global Markets database [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Cost of equity	15.23%	15.23%
Cost of Debt	5.84%	5.84%
Weighted average cost of capital	11.71%	11.71%
Agriculture [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Cost of equity	15.23%	15.23%
Cost of Debt	5.84%	5.84%
Weighted average cost of capital	11.71%	11.71%
Baseline scenario [Member] | Bottom of range [member]
Disclosure Of Estimations of Fair Value [Line Items]
Constant prepayment rate, significant unobservable inputs, assets	12.40%	12.40%	12.30%	12.30%
Baseline scenario [Member] | Top of range [member]
Disclosure Of Estimations of Fair Value [Line Items]
Constant prepayment rate, significant unobservable inputs, assets	15.80%	15.80%	16.00%	16.00%
Favorable scenario [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Constant prepayment rate, significant unobservable inputs, assets	10.00%	10.00%
Unfavorable scenario [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Constant prepayment rate, significant unobservable inputs, assets	20.00%	20.00%
Service concession arrangementse [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Financial assets at fair value through profit or loss	$ 2,282,611.0		$ 2,072,674.0